PREFERRED STOCK (Details Narrative) - USD ($)	Feb. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Preferred Stock, shares authorized		35,000,000	35,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, value issued		$ 1,000	$ 1,000
Preferred stock, shares issued		10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred stock, value issued				$ 1,000
Business acquisition transaction description	10,000,000 Series A preferred shares of Elite Performance Holdings Corp. in exchange for 10,000,000 Series A preferred shares of Elite Beverage International Inc
Preferred stock, shares issued		10,000,000		10,000,000